Organization and Business Operations, Sponsor and Financing (Q3) (Details)		9 Months Ended	10 Months Ended	12 Months Ended
	Nov. 01, 2021 USD ($) Business $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2022 shares
Organization and Business Operations [Abstract]
Gross proceeds from initial public offering | $			$ 229,192,475	$ 0
Gross proceeds from private placement | $			11,200,000	0
Cash deposited in Trust Account | $			$ 234,600,000	$ 0
Percentage of Public Shares that would not be redeemed if Business Combination is not completed within Initial Combination Period		100.00%		100.00%
Number of days prior in initial Business Combination		2 days		2 days
Cash deposited in Trust Account per Unit (in dollars per share)		$ 10.2		$ 10.2
Minimum [Member]
Organization and Business Operations [Abstract]
Number of operating businesses included in Initial Business Combination | Business	1
Fair market value as percentage of net assets held in Trust Account included in initial Business Combination		80.00%		80.00%
Post-transaction ownership percentage of the target business		50.00%		50.00%
Net tangible asset threshold for redeeming Public Shares | $		$ 5,000,001		$ 5,000,001
Period to redeem Public Shares if Business Combination is not completed within Initial Combination Period		10 days		10 days
Maximum [Member]
Organization and Business Operations [Abstract]
Amount of interest to pay dissolution expenses | $		$ 100,000		$ 100,000
Private Placement Warrants [Member]
Organization and Business Operations [Abstract]
Share price (in dollars per share)	$ 1
Warrants issued (in shares) | shares	11,200,000		11,200,000
Gross proceeds from private placement | $	$ 11,200,000
Class A Common Stock [Member]
Organization and Business Operations [Abstract]
Units issued (in shares) | shares		22,700,000		22,700,000
Ordinary shares, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Number of shares issued upon exercise of warrant (in shares) | shares		0	0	0	0
Share price (in dollars per share)		$ 11.5		$ 11.5
Initial Public Offering [Member]
Organization and Business Operations [Abstract]
Units issued (in shares) | shares	23,000,000		23,000,000
Share price (in dollars per share)	$ 10
Gross proceeds from initial public offering | $	$ 230,000,000		$ 230,000,000	$ 0
Cash deposited in Trust Account | $	$ 234,600,000
Redemption price (in dollars per share)	$ 10.2
Sale price of unit (in dollars per share)	10.2
Cash deposited in Trust Account per Unit (in dollars per share)	$ 10.2
Initial Public Offering [Member] | Public Warrant [Member]
Organization and Business Operations [Abstract]
Number of securities called by each Unit (in shares) | shares	0.5
Exercise price of warrant (in dollars per share)	$ 11.5
Initial Public Offering [Member] | Class A Common Stock [Member]
Organization and Business Operations [Abstract]
Number of securities called by each Unit (in shares) | shares	1
Ordinary shares, par value (in dollars per share)	$ 0.0001
Number of shares issued upon exercise of warrant (in shares) | shares	1
Exercise price of warrant (in dollars per share)	$ 11.5
Over-Allotment Option [Member]
Organization and Business Operations [Abstract]
Units issued (in shares) | shares	3,000,000
Share price (in dollars per share)	$ 10